Commitments and Contingencies - Commitments (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Future minimum commitments under non-cancellable agreements
2018	¥ 90,711
2019	55,679
2020	35,043
2021	34,502
2022 and thereafter	21,209
Total	237,144
Rental
Future minimum commitments under non-cancellable agreements
2018	37,224
2019	32,654
2020	30,917
2021	31,992
2022 and thereafter	17,178
Total	149,965
Bandwidth Purchases
Future minimum commitments under non-cancellable agreements
2018	8,132
2019	2,191
2020	2,191
2021	2,191
2022 and thereafter	1,187
Total	15,892
Cooperation with Phoenix TV Group
Future minimum commitments under non-cancellable agreements
2018	9,016
2019	6,812
2020	1,301
Total	17,129
Content Purchases
Future minimum commitments under non-cancellable agreements
2018	29,900
2019	11,420
2020	509
2021	319
2022 and thereafter	2,844
Total	44,992
Property and Equipment, and Intangible Assets
Future minimum commitments under non-cancellable agreements
2018	970
2019	752
Total	1,722
Others
Future minimum commitments under non-cancellable agreements
2018	5,469
2019	1,850
2020	125
Total	¥ 7,444